Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 141,261	$ 143,145
Accumulated amortization	(80,511)	(75,953)
Net carrying amount	60,750	67,192
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(16,438)	(15,009)
Net carrying amount	13,347	14,776
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	16,517	17,728
Accumulated amortization	(6,663)	(6,773)
Net carrying amount	9,854	10,955
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	89,396	90,069
Accumulated amortization	(56,030)	(53,279)
Net carrying amount	33,366	36,790
Other
Finite-Lived Intangible Assets [Line Items]
Cost	5,563	5,563
Accumulated amortization	(1,380)	(892)
Net carrying amount	$ 4,183	$ 4,671